Selected Statement of Operations Data - Weighted Average Number of Shares for Computation of Earnings Per Share (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Weighted average number of shares issued and outstanding (net of treasury shares)-used in computation of basic earnings (loss) per share	42,412	41,703	42,571
Add - incremental shares from assumed exercise of options and RSUs	910	1,054	682
Weighted average number of shares used in computation of diluted earnings (loss) per share	43,322	42,757	43,253